UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
UNALLOCATED RESERVE AND DISTRIBUTIONS
Cash and U.S. Government securities	$ 8,783,882				$ 9,484,275				$ 8,783,882	$ 9,484,275
Distribution payable	(656,001)				(8,396,806)				(656,001)	(8,396,806)
Unallocated cash and U.S. Government securities	8,127,881				1,087,469				8,127,881	1,087,469
Reconciliation of unallocated reserve
Unallocated Reserve at the beginning of the period				$ 1,611,124					1,611,124
Net income, twelve months ended January 31, 2016	2,732,865	$ 2,402,067	$ 2,483,644	$ 940,265	5,674,482	$ 11,539,606	$ 7,416,542	$ 137,218	8,558,841	24,767,848	$ 21,056,289
Distributions declared									(1,180,801)
Unallocated Reserve at the end of the period	8,989,164				$ 1,611,124				8,989,164	1,611,124
Distributed cash payments									$ 8,921,606	$ 23,222,418	$ 20,204,816
Distributed cash payments (in dollars per unit)									$ 0.680	$ 1.770	$ 1.540
Distribution declared per unit of beneficial interest (in dollars per unit)									$ 0.05
Minimum
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	500,000								$ 500,000
Maximum
UNALLOCATED RESERVE AND DISTRIBUTIONS
Unallocated cash and U.S. Government securities	$ 1,000,000								$ 1,000,000